Fair Value of Financial Instruments (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Fair Value of Financial Instruments (Tables) [Line Items]
Schedule of company's assets that are measured at fair value on a recurring basis
	Fair value measurement at reporting date using
(in thousands)	(Level 1)(1)	(Level 2)(2)	(Level 3)(3)
March 31, 2023 (Unaudited)
Assets:
Cash equivalents:
Money market funds	$15,015	$—	$—
Marketable securities:
Corporate bonds	$—	$8,830	$—
U.S. agency securities	$—	$1,259	$—
Liabilities:
Preferred stock warrant liability	$—	$—	$1,814
Contingent shares liability	$—	$—	$2,196
December 31, 2022 (Audited)
Liabilities:
Preferred stock warrant liability	$—	$—	$1,507

(1)      Level 1 fair value estimates are based on quoted prices in active markets for identical assets or liabilities.

(2)      Level 2 fair value estimates are based on observable inputs other than quoted prices in active markets for identical assets and liabilities or similar assets or liabilities in inactive markets, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

(3)      Level 3 fair value estimates are based on unobservable inputs not observable in the market. The Company utilized the Black-Scholes options pricing model to fair value the preferred stock warrant liability.

	Fair value measurement at reporting date using
(in thousands)	(Level 1)	(Level 2)	(Level 3)
December 31, 2022:
Liabilities:
Preferred stock warrants	$—	$—	$1,507
December 31, 2021:
Liabilities
Preferred stock warrants	$—	$—	$487

Schedule of changes in fair value of the company’s marketable securities
(in thousands)	Cost	Unrealized gain	Unrealized loss	Fair value
Available-for-sale marketable securities:
Current assets
Corporate bonds	$4,712	$12	$(3)	$4,721
U.S. agency securities	626	4	$—	630
Total	5,338	16	(3)	5,351
Long-term assets
Corporate bonds	4,113	7	(11)	4,109
U.S. agency securities	624	5	—	629
Total	4,737	12	(11)	4,738
Total available-for-sale marketable securities	$10,075	$28	$(14)	$10,089

Schedule of fair value of the warrant liabilities is estimated using the Black-Scholes option pricing model
As of
	March 31, 2023 (Unaudited)	December 31, 2022 (Audited)
Expected volatility	65% – 69%	70% – 76%
Risk-free interest rate	3.88% – 4.03%	4.22% – 4.34%
Expected term (in years)	2.1 – 2.7	2.4 – 3.0
Expected dividend yield	—	—
Fair value of Series C convertible preferred stock	$2.15	$1.82

	As of December 31,
	2022	2021
Expected volatility	70% – 76%	55%
Risk-free interest rate	4.22% – 4.34%	1.12%
Expected life (in years)	2.4 – 3.0	3.4 – 3.9
Expected dividend yield	0.00%	0.00%
Fair value of Series C convertible preferred stock	$1.82	$0.46

Schedule of changes in fair value of the company’s preferred stock warrant liability
(in thousands)	Fair value of preferred stock warrant liability
Balance at January 1, 2022 (Unaudited)	$487
Change in fair value	1,020
Balance at December 31, 2022 (Audited)	1,507
Change in fair value	307
Balance at March 31, 2023 (Unaudited)	$1,814

(in thousands)	Fair value of preferred stock warrant liability
Balance at January 1, 2021	$295
Change in fair value	192
Balance at December 31, 2021	487
Change in fair value	1,020
Balance at December 31, 2022	$1,507

Schedule of changes in fair value of the company’s derivative liability
(in thousands)	Fair value of derivative liability
Balance at January 1, 2021	$3,088
Fair value of changes in derivative liabilities	(68)
Derecognition of derivative liabilities	(3,020)
Balance at December 31, 2021*	$—

*         As further explained in Note 11, in 2021, the Company sold Series D shares to investors and this qualified financing event triggered the conversion of all outstanding convertible notes and derivative instruments; as such, there was no derivative activity in the year ended December 31, 2022.

Roth CH Acquisition IV Co. [Member]
Fair Value of Financial Instruments (Tables) [Line Items]
Schedule of company's assets that are measured at fair value on a recurring basis
Description	Level	December 31, 2022	March 31, 2023
Assets:
Cash and Marketable securities held in Trust Account	1	$24,678,170	$24,601,832

Description	Level	December 31, 2022	December 31, 2021
Assets:
Marketable securities held in Trust Account	1	$24,678,170	$116,738,316